UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.8%

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 5.0%
Dominican Republic, 15.00%, 4/5/19(1)	DOP	216,000	$4,355,011

Total Dominican Republic			$4,355,011

Iceland — 5.1%
Republic of Iceland, 6.25%, 2/5/20	ISK	524,734	$4,419,810

Total Iceland			$4,419,810

Serbia — 1.7%
Serbia Treasury Bond, 10.00%, 2/6/19	RSD	159,000	$1,538,663

Total Serbia			$1,538,663

Total Foreign Government Bonds (identified cost $11,034,193)			$10,313,484

Credit Linked Notes — 1.4%

Security	Principal Amount (000’s omitted)		Value
Ukraine — 1.4%
Ukraine Treasury Bill (Citibank, N.A.), 0.00%, 4/9/19(2)(3)	UAH	33,340	$1,175,175

Total Ukraine			$1,175,175

Total Credit Linked Notes (identified cost $1,154,053)			$1,175,175

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$83,866	$90,222
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39		301,384	321,299

Total Collateralized Mortgage Obligations (identified cost $395,546)			$411,521

Mortgage Pass-Throughs — 1.5%

Security	Principal Amount		Value
Federal National Mortgage Association:
2.268%, (COF + 1.25%), with maturity at 2035(4)		$503,992	$499,035
3.939%, (COF + 1.77%), with maturity at 2035(4)		349,505	367,431

Security	Principal Amount		Value
7.00%, with maturity at 2033		$234,675	$260,167
8.50%, with maturity at 2032		127,035	148,456

			$1,275,089

Government National Mortgage Association:
9.00%, with various maturities to 2024		66,284	$69,466

			$69,466

Total Mortgage Pass-Throughs (identified cost $1,316,035)			$1,344,555

Short-Term Investments — 77.3%

Foreign Government Securities — 16.4%

Security	Principal Amount (000’s omitted)		Value
Egypt — 7.5%
Egypt Treasury Bill, 0.00%, 2/5/19	EGP	11,325	$639,302
Egypt Treasury Bill, 0.00%, 2/26/19	EGP	5,725	319,776
Egypt Treasury Bill, 0.00%, 4/23/19	EGP	9,850	535,401
Egypt Treasury Bill, 0.00%, 7/23/19	EGP	20,450	1,065,112
Egypt Treasury Bill, 0.00%, 7/30/19	EGP	27,225	1,413,421
Egypt Treasury Bill, 0.00%, 8/6/19	EGP	22,400	1,159,181
Egypt Treasury Bill, 0.00%, 8/20/19	EGP	27,525	1,428,991

Total Egypt			$6,561,184

Georgia — 1.8%
Georgia Treasury Bill, 0.00%, 2/7/19	GEL	3,736	$1,405,538
Georgia Treasury Bill, 0.00%, 7/18/19	GEL	445	162,890

Total Georgia			$1,568,428

Kazakhstan — 1.4%
National Bank of Kazakhstan Note, 0.00%, 3/15/19	KZT	366,468	$953,585
National Bank of Kazakhstan Note, 0.00%, 4/5/19	KZT	113,430	293,678

Total Kazakhstan			$1,247,263

Sri Lanka — 2.2%
Sri Lanka Treasury Bill, 0.00%, 4/12/19	LKR	343,000	$1,890,187

Total Sri Lanka			$1,890,187

Uruguay — 3.5%
Uruguay Treasury Bill, 0.00%, 2/8/19	UYU	27,720	$851,986
Uruguay Treasury Bill, 0.00%, 1/3/20	UYU	76,168	2,143,067

Total Uruguay			$2,995,053

Total Foreign Government Securities (identified cost $14,751,193)			$14,262,115

U.S. Treasury Obligations — 56.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/7/19	$2,600	$2,598,995
U.S. Treasury Bill, 0.00%, 2/14/19	11,000	10,990,705
U.S. Treasury Bill, 0.00%, 2/21/19	2,600	2,596,631
U.S. Treasury Bill, 0.00%, 2/26/19	15,000	14,975,625
U.S. Treasury Bill, 0.00%, 3/5/19	2,600	2,594,615
U.S. Treasury Bill, 0.00%, 3/14/19	2,600	2,593,189
U.S. Treasury Bill, 0.00%, 3/21/19	13,000	12,959,319

Total U.S. Treasury Obligations (identified cost $49,309,079)		$49,309,079

Other — 4.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(5)	3,693,558	$3,693,558

Total Other (identified cost $3,693,162)		$3,693,558

Total Short-Term Investments (identified cost $67,753,434)		$67,264,752

Total Investments — 92.5% (identified cost $81,653,261)		$80,509,487

Other Assets, Less Liabilities — 7.5%		$6,547,693

Net Assets — 100.0%		$87,057,180

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2019, the aggregate value of these securities is $4,355,011 or 5.0% of the Portfolio’s net assets applicable to common shares.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $1,175,175 or 1.3% of the Portfolio’s net assets.

(3)

Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Citibank, N.A.) in addition to the market risk of the underlying security.

(4)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2019.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $72,054.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	396,200	USD	452,540	Standard Chartered Bank	2/1/19	$951	$—
EUR	450,000	USD	514,148	Standard Chartered Bank	2/1/19	922	—
EUR	53,800	USD	61,081	Standard Chartered Bank	2/1/19	498	—
TRY	7,000,000	USD	1,343,802	UBS AG	2/1/19	11,041	—
USD	531,954	EUR	450,000	Standard Chartered Bank	2/1/19	16,884	—
USD	61,469	EUR	53,800	Standard Chartered Bank	2/1/19	—	(110)
USD	452,678	EUR	396,200	Standard Chartered Bank	2/1/19	—	(812)
USD	1,343,903	TRY	7,000,000	HSBC Bank USA, N.A.	2/1/19	—	(10,940)
BRL	5,220,295	USD	1,346,339	Standard Chartered Bank	2/4/19	84,977	—
BRL	5,382,000	USD	1,473,753	Standard Chartered Bank	2/4/19	1,899	—
BRL	2,656,000	USD	684,511	UBS AG	2/4/19	43,719	—
BRL	2,494,295	USD	683,013	UBS AG	2/4/19	880	—
COP	1,248,226,000	USD	394,634	Bank of America, N.A.	2/4/19	7,372	—
COP	715,529,000	USD	226,483	Bank of America, N.A.	2/4/19	3,961	—
COP	1,951,637,000	USD	626,388	Standard Chartered Bank	2/4/19	2,159	—
COP	12,118,000	USD	3,889	Standard Chartered Bank	2/4/19	13	—
CZK	45,000,000	EUR	1,747,234	HSBC Bank USA, N.A.	2/4/19	—	(269)
EUR	1,747,067	CZK	45,000,000	UBS AG	2/4/19	78	—
EUR	1,793,999	SEK	18,600,000	Citibank, N.A.	2/4/19	3,798	—
EUR	1,793,999	SEK	18,600,000	Citibank, N.A.	2/4/19	—	(6,011)
EUR	1,302,875	SEK	13,500,000	The Toronto-Dominion Bank	2/4/19	3,651	—
EUR	1,302,875	SEK	13,500,000	The Toronto-Dominion Bank	2/4/19	—	(4,365)
JPY	158,000,000	USD	1,451,956	UBS AG	2/4/19	—	(1,416)
SEK	18,600,000	EUR	1,788,881	Citibank, N.A.	2/4/19	8,071	—
SEK	13,500,000	EUR	1,302,404	UBS AG	2/4/19	2,309	—
SEK	13,500,000	EUR	1,302,404	UBS AG	2/4/19	—	(1,056)
USD	1,429,474	BRL	5,220,295	Standard Chartered Bank	2/4/19	—	(1,842)
USD	1,449,307	BRL	5,382,000	Standard Chartered Bank	2/4/19	—	(26,346)
USD	727,293	BRL	2,656,000	UBS AG	2/4/19	—	(937)
USD	670,509	BRL	2,494,295	UBS AG	2/4/19	—	(13,384)
USD	229,653	COP	715,529,000	Bank of America, N.A.	2/4/19	—	(791)
USD	400,625	COP	1,248,226,000	Bank of America, N.A.	2/4/19	—	(1,381)
USD	3,789	COP	12,118,000	Standard Chartered Bank	2/4/19	—	(114)
USD	601,075	COP	1,951,637,000	Standard Chartered Bank	2/4/19	—	(27,471)
USD	1,454,345	JPY	158,000,000	State Street Bank and Trust Company	2/4/19	3,805	—
COP	2,864,457,000	USD	899,678	UBS AG	2/6/19	22,773	—
RSD	328,642,013	EUR	2,764,195	Citibank, N.A.	2/6/19	12,079	—
KES	220,000,000	USD	2,126,631	Standard Chartered Bank	2/7/19	55,189	—
TRY	7,000,000	USD	1,338,576	HSBC Bank USA, N.A.	2/8/19	10,837	—
TRY	1,475,000	USD	271,000	Standard Chartered Bank	2/8/19	13,340	—
USD	4,912	COP	15,714,000	Standard Chartered Bank	2/8/19	—	(148)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	781,397	COP	2,540,275,000	Standard Chartered Bank	2/8/19	$—	$(36,585)
RSD	316,330,000	EUR	2,658,906	Citibank, N.A.	2/11/19	12,317	—
USD	394,509	COP	1,248,226,000	Bank of America, N.A.	2/11/19	—	(7,375)
USD	695,460	COP	2,229,221,000	Standard Chartered Bank	2/11/19	—	(22,268)
USD	120,512	KZT	45,680,000	Goldman Sachs International	2/11/19	588	—
SEK	18,600,000	EUR	1,793,924	Citibank, N.A.	2/12/19	2,216	—
SEK	13,500,000	EUR	1,302,824	The Toronto-Dominion Bank	2/12/19	711	—
CZK	65,000,000	EUR	2,510,064	Citibank, N.A.	2/13/19	13,864	—
EUR	1,746,345	CZK	45,000,000	HSBC Bank USA, N.A.	2/13/19	263	—
UGX	982,637,000	USD	253,061	Standard Chartered Bank	2/14/19	14,253	—
UGX	992,807,000	USD	253,591	Standard Chartered Bank	2/15/19	16,421	—
IDR	6,400,000,000	USD	447,646	Credit Agricole Corporate and Investment Bank	2/19/19	10,528	—
IDR	71,943,000,000	USD	4,805,812	JPMorgan Chase Bank, N.A.	2/19/19	344,569	—
AUD	259,894	USD	190,129	Australia and New Zealand Banking Group Limited	2/20/19	—	(1,168)
EUR	358,000	USD	419,708	Goldman Sachs International	2/21/19	—	(9,356)
UGX	2,087,369,000	USD	560,292	Citibank, N.A.	2/25/19	5,950	—
MXN	7,600,000	USD	394,760	HSBC Bank USA, N.A.	2/28/19	1,295	—
TRY	2,000,000	USD	365,917	UBS AG	2/28/19	15,343	—
UGX	994,582,000	USD	253,591	Standard Chartered Bank	2/28/19	16,003	—
ZAR	5,400,000	USD	387,524	Bank of America, N.A.	2/28/19	18,484	—
BRL	1,450,000	USD	383,020	Citibank, N.A.	3/1/19	14,007	—
RUB	30,000,000	USD	449,102	Citibank, N.A.	3/1/19	8,212	—
PHP	130,855,000	USD	2,490,105	Deutsche Bank AG	3/4/19	15,256	—
USD	1,529,344	PHP	80,000,000	Deutsche Bank AG	3/4/19	—	(2,343)
COP	418,797,000	USD	130,385	BNP Paribas	3/5/19	4,331	—
BRL	5,382,000	USD	1,446,444	Standard Chartered Bank	3/6/19	26,846	—
BRL	2,494,295	USD	669,196	UBS AG	3/6/19	13,602	—
COP	2,864,456,000	USD	898,089	Credit Agricole Corporate and Investment Bank	3/6/19	23,294	—
AUD	390,742	USD	282,057	Australia and New Zealand Banking Group Limited	3/11/19	2,121	—
THB	99,122,000	USD	3,027,782	Citibank, N.A.	3/11/19	147,564	—
THB	67,308,000	USD	2,059,104	UBS AG	3/11/19	97,089	—
AUD	3,960,000	USD	2,858,839	Standard Chartered Bank	3/12/19	21,219	—
AUD	1,981,364	USD	1,428,807	Australia and New Zealand Banking Group Limited	3/15/19	12,271	—
KZT	287,540,000	USD	752,723	Goldman Sachs International	3/18/19	—	(1,030)
TRY	8,450,000	USD	1,524,234	Standard Chartered Bank	3/18/19	70,785	—
COP	3,897,722,000	USD	1,214,925	UBS AG	3/20/19	38,161	—
USD	253	COP	801,000	Citibank, N.A.	3/20/19	—	(4)
USD	1,881,135	EUR	1,618,000	JPMorgan Chase Bank, N.A.	3/21/19	21,978	—
USD	1,572,768	EUR	1,372,212	Standard Chartered Bank	3/28/19	—	(4,957)
NOK	22,000,000	EUR	2,244,827	State Street Bank and Trust Company	4/11/19	32,053	—
USD	66,144	EUR	57,622	Goldman Sachs International	4/16/19	—	(217)
USD	482,115	EUR	420,000	Goldman Sachs International	4/16/19	—	(1,579)
CHF	2,150,000	EUR	1,905,805	JPMorgan Chase Bank, N.A.	4/18/19	—	(17,792)
ILS	7,060,000	USD	1,929,640	Bank of America, N.A.	4/18/19	21,920	—
UGX	1,047,780,000	USD	278,295	Citibank, N.A.	4/18/19	3,208	—
COP	3,939,039,000	USD	1,253,333	Credit Agricole Corporate and Investment Bank	4/22/19	11,379	—
NOK	16,363,000	EUR	1,672,313	State Street Bank and Trust Company	4/23/19	19,732	—
UGX	1,065,780,000	USD	271,446	Citibank, N.A.	4/25/19	14,494	—
PEN	16,433,000	USD	4,891,793	Standard Chartered Bank	4/29/19	33,082	—
UGX	970,600,000	USD	247,287	Standard Chartered Bank	4/30/19	12,860	—
USD	455,682	EUR	396,200	Citibank, N.A.	4/30/19	—	(1,143)
USD	3,411,218	EUR	2,962,104	Citibank, N.A.	4/30/19	—	(4,133)
GBP	1,350,000	USD	1,781,615	JPMorgan Chase Bank, N.A.	5/7/19	—	(2,613)
JPY	158,000,000	USD	1,465,374	State Street Bank and Trust Company	5/7/19	—	(3,825)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,469,698	EUR	1,268,600	Standard Chartered Bank	5/9/19	$5,871	$—
USD	110,113	EUR	95,046	Standard Chartered Bank	5/9/19	440	—
USD	62,328	EUR	53,800	Standard Chartered Bank	5/9/19	249	—
UGX	966,940,000	USD	249,533	Standard Chartered Bank	5/20/19	8,547	—
UGX	967,448,000	USD	250,634	Standard Chartered Bank	6/14/19	6,204	—
UGX	1,079,000,000	USD	271,447	Citibank, N.A.	6/26/19	14,275	—
JPY	118,130,422	USD	1,102,194	Standard Chartered Bank	7/22/19	—	(2,636)
MAD	1,838,000	USD	191,339	BNP Paribas	7/22/19	—	(587)
JPY	111,869,578	USD	1,038,300	Standard Chartered Bank	8/1/19	3,838	—
MAD	22,140,000	USD	2,278,950	BNP Paribas	8/9/19	15,593	—
MAD	1,899,000	USD	196,401	Societe Generale	9/11/19	—	(552)
MAD	1,220,000	USD	126,405	Societe Generale	9/13/19	—	(621)

						$1,504,492	$(218,177)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	3/29/19	$(1,263,453)	$(21,141)
U.S. 10-Year Treasury Note	4	Short	3/20/19	(489,875)	(12,781)

					$(33,922)

Abbreviations:

COF	-	Cost of Funds 11th District

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CHF	-	Swiss Franc

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$1,504,492	$(218,177)

Total		$1,504,492	$(218,177)

Interest Rate	Financial Futures Contracts*	$—	$(33,922)

Total		$—	$(33,922)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$10,313,484	$—	$10,313,484
Credit Linked Notes	—	1,175,175	—	1,175,175
Collateralized Mortgage Obligations	—	411,521	—	411,521
Mortgage Pass-Throughs	—	1,344,555	—	1,344,555
Short-Term Investments -
Foreign Government Securities	—	14,262,115	—	14,262,115
U.S. Treasury Obligations	—	49,309,079	—	49,309,079
Other	—	3,693,558	—	3,693,558
Total Investments	$—	$80,509,487	$—	$80,509,487
Forward Foreign Currency Exchange Contracts	$—	$1,504,492	$—	$1,504,492
Total	$—	$82,013,979	$—	$82,013,979

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(218,177)	$—	$(218,177)
Futures Contracts	(33,922)	—	—	(33,922)
Total	$(33,922)	$(218,177)	$—	$(252,099)

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019